Commitments and Contingencies (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 30, 2017 ClassAction	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Expense under contribution profit sharing plans			$ 2,500	$ 2,400	$ 2,800
Rent expense			83,400	72,800	$ 66,600
Reserves for estimated uninsured losses		$ 500	1,800	8,900
Number of class-action lawsuit filed | ClassAction	3
Loss contingency, loss in period		22,000
Insurance reimbursement receivable		20,000
Insurance Claims
Loss Contingencies [Line Items]
Liability and cargo insurance coverage for claims		1,000	1,000
Cargo Claims
Loss Contingencies [Line Items]
Liability and cargo insurance coverage for claims		100	100
Workers Compensation
Loss Contingencies [Line Items]
Self insurance		1,000	1,000
Uninsured Risk
Loss Contingencies [Line Items]
Reserves for estimated uninsured losses		26,000	28,400	21,500
Legal Reserve
Loss Contingencies [Line Items]
Reserves for estimated uninsured losses		12,000	13,200	$ 10,400
General Liability
Loss Contingencies [Line Items]
Liability for Claims and Claims Adjustment Expense		$ 100,000	$ 100,000